INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of provision for income taxes
	2015	2014	2013

Computed expected (benefit) income taxes	$(271,000)	$(535,000)	$(675,000)
Increase in valuation allowance	271,000	535,000	675,000
	$-	$-	$-

Schedule of deferred income tax assets
	2015	2014

Deferred income tax asset	$3,597,000	$3,326,000
Valuation allowance	(3,597,000)	(3,326,000)
	$-	$-